Note 27 - Supplemental Cash Flow Information - Components of changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Accounts receivable and unbilled revenue, net	$ 33,839	$ (35,427)
Gas in storage	(3,234)	(601)
Prepaid expenses and deposits	(89,087)	(128,911)
Provisions	(4,607)	4,309
Trade and other payables	106,271	174,958
Adjustments required to reflect net cash receipts from gas sales	812	4,186
Increase (decrease) in working capital	$ 43,994	$ 18,514